                                                                                                                                                Exhibit 99.1

                                                              CIT Equipment Collateral 2006-VT1
                                                                   Monthly Servicing Report

                                                                                                             Determination Date:                     04/18/06
                                                                                                              Collection Period:   02/01/06          03/31/06
                                                                                                                    Record Date:                     04/19/06
                                                                                                                   Payment Date:                     04/20/06
I. AVAILABLE FUNDS

     A. Collections

        a.   Scheduled Payments Received                                                                                                      $ 68,683,952.09
        b.   Liquidation Proceeds Allocated to Owner Trust                                                                                               0.00
        c.   Prepayments on Contracts                                                                                                            2,631,136.93
        d.   Payments on  Purchased Contracts                                                                                                    5,157,165.59
        e.   Proceeds of Clean-up Call                                                                                                                   0.00
        f.   Investment Earnings on Collection Account                                                                                                   0.00
                                                                                                                                              ---------------

                                                                        Total Collections                                                     $ 76,472,254.61

     B. Determination of Available Funds

        a.   Total Collections                                                                                                                $ 76,472,254.61
        b.   Servicer Advances                                                                                                                   6,005,872.87
        c.   Recoveries of  prior Servicer Advances                                                                                                      0.00
        d.   Withdrawal from Reserve Account                                                                                                             0.00
                                                                                                                                              ---------------

                                                                        Total Available Funds =                                               $ 82,478,127.48
                                                                                                                                              ===============

II. DISTRIBUTION AMOUNTS

     A. COLLECTION ACCOUNT DISTRIBUTION

        1.   Servicing Fee                                                                                                                       1,237,243.41

        2.   Class A-1 Note Interest Distribution                                                                   1,280,646.03
             Class A-1 Note Principal Distribution                                                                 66,689,151.93
                       Aggregate Class A-1 distribution                                                                                         67,969,797.96

        3.   Class A-2 Note Interest Distribution                                                                     688,702.50
             Class A-2 Note Principal Distribution                                                                          0.00
                       Aggregate Class A-2 distribution                                                                                            688,702.50

        4.   Class A-3 Note Interest Distribution                                                                   1,269,675.00
             Class A-3 Note Principal Distribution                                                                          0.00
                       Aggregate Class A-3 distribution                                                                                          1,269,675.00

        5.   Class A-4 Note Interest Distribution                                                                     362,967.30
             Class A-4 Note Principal Distribution                                                                          0.00
                       Aggregate Class A-4 distribution                                                                                            362,967.30

        6.   Class B Note Interest Distribution                                                                        89,001.53
             Class B Note Principal Distribution                                                                    1,622,682.07
                       Aggregate Class B distribution                                                                                            1,711,683.60

        7.   Class C Note Interest Distribution                                                                        89,852.40
             Class C Note Principal Distribution                                                                    1,622,682.07
                       Aggregate Class C distribution                                                                                            1,712,534.47

        8.   Class D Note Interest Distribution                                                                       124,339.76
             Class D Note Principal Distribution                                                                    2,163,225.77
                       Aggregate Class D distribution                                                                                            2,287,565.53

        9.   Deposit to the Reserve Account                                                                                                      4,496,654.84

       10.   Trustee Expenses                                                                                                                            0.00

       11.   Remainder to the holder of the equity certificate                                                                                     741,302.87
                                                                                                                                              ---------------

                                                                        Collection Account Distributions =                                      82,478,127.48
                                                                                                                                              ===============

     B. INCORRECT DEPOSITS TO BE RETURNED TO CIT                        Collection Account Distributions =                                               0.00
                                                                                                                                              ===============

III. INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

             ---------------------------------------------------------------------------------------
                    Distribution           Class A-1       Class A-2     Class A-3       Class A-4
                      Amounts                Notes           Notes         Notes           Notes
             ---------------------------------------------------------------------------------------

        1.          Interest Due          1,280,646.03     688,702.50   1,269,675.00      362,967.30
        2.         Interest Paid          1,280,646.03     688,702.50   1,269,675.00      362,967.30
        3.       Interest Shortfall               0.00           0.00           0.00            0.00
                  ((1) minus (2))
        4.         Principal Paid        66,689,151.93           0.00           0.00            0.00

        5.   Total Distribution Amount   67,969,797.96     688,702.50   1,269,675.00      362,967.30
                   ((2) plus (4))

             ---------------------------------------------------------------------------------------
                    Distribution            Class B        Class C          Class D    Total Offered
                      Amounts                Notes          Notes            Notes         Notes
             ---------------------------------------------------------------------------------------

        1.          Interest Due             89,001.53      89,852.40     124,339.76    3,905,184.52
        2.         Interest Paid             89,001.53      89,852.40     124,339.76    3,905,184.52
        3.       Interest Shortfall               0.00           0.00           0.00            0.00
                  ((1) minus (2))
        4.         Principal Paid         1,622,682.07   1,622,682.07   2,163,225.77   72,097,741.84

        5.   Total Distribution Amount    1,711,683.60   1,712,534.47   2,287,565.53   76,002,926.36
                   ((2) plus (4))

 IV. Information Regarding the Securities

     A Summary of Balance Information

             --------------------------------------------------------------------------------------------------------------
                                           Applicable   Principal Balance   Class Factor   Principal Balance   Class Factor
                       Class                 Coupon          Apr-06            Apr-06            Mar-06           Mar-06
                                              Rate        Payment Date      Payment Date      Payment Date     Payment Date
             --------------------------------------------------------------------------------------------------------------
        a.        Class A-1 Notes            4.98953%      263,310,848.07        0.79791      330,000,000.00        1.00000
        b.        Class A-2 Notes             5.1300%      179,000,000.00        1.00000      179,000,000.00        1.00000
        c.        Class A-3 Notes             5.1300%      330,000,000.00        1.00000      330,000,000.00        1.00000
        d.        Class A-4 Notes             5.1600%       93,790,000.00        1.00000       93,790,000.00        1.00000
        e.         Class B Notes              5.2300%       21,067,317.93        0.92848       22,690,000.00        1.00000
        f.         Class C Notes              5.2800%       21,067,317.93        0.92848       22,690,000.00        1.00000
        g.         Class D Notes              5.4800%       28,089,757.23        0.92850       30,252,983.00        1.00000

        h.           Total Offered Notes                   936,325,241.16                   1,008,422,983.00

     B Other Information

             -------------------------------------------------------------------
                                               Scheduled
                                           Principal Balance   Principal Balance
                       Class                    Apr-06              Mar-06
                                             Payment Date        Payment Date
             -------------------------------------------------------------------

                  Class A-1 Notes             273,983,239.38

             --------------------------------------------------------------------------------------------------------------
                                                             Target             Class           Target             Class
                                              Class     Principal Balance       Floor      Principal Amount        Floor
                       Class               Percentage        Apr-06            Apr-06           Mar-06            Mar-06
                                                          Payment Date      Payment Date     Payment Date      Payment Date
             --------------------------------------------------------------------------------------------------------------

                      Class A                 92.50%       866,100,848.07                              0.00
                      Class B                  2.25%        21,067,317.93           0.00               0.00            0.00
                      Class C                  2.25%        21,067,317.93           0.00               0.00            0.00
                      Class D                  3.00%        28,089,757.23           0.00               0.00            0.00

  V. PRINCIPAL

     A. MONTHLY PRINCIPAL AMOUNT

        1.   Principal Balance of Notes and Equity Certificates                                   1,008,422,983.17
             (End of Prior Collection Period)
        2.   Contract Pool Principal Balance (End of Collection Period)                             936,325,241.16
                                                                                                  ----------------

                        Total monthly principal amount                                               72,097,742.01

     B. PRINCIPAL BREAKDOWN                                                     No. of Accounts
                                                                                ---------------

        1.   Scheduled Principal                                                     73,272          64,320,095.92
        2.   Prepaid Contracts                                                         351            2,620,480.50
        3.   Defaulted Contracts                                                        0                     0.00
        4.   Contracts purchased by CIT Financial USA, Inc.                            639            5,157,165.59
                                                                                ----------------------------------

             Total Principal Breakdown                                               74,262          72,097,742.01

 VI. CONTRACT POOL DATA

     A. CONTRACT POOL CHARACTERISTICS
                                                                                -------------------------------------------------
                                                                                    Original            Apr-06          Mar-06
                                                                                      Pool           Payment Date    Payment Date
                                                                                -------------------------------------------------

        1.   a.  Contract Pool Balance                                          1,008,422,983.17    936,325,241.16       #N/A
             b.  No of Contracts                                                          74,262            73,272       #N/A
             c.  Pool Factor

        2.   Weighted Average Remaining Term                                               37.10             35.46       #N/A

        3.   Weighted Average Original Term                                                43.20

     B. DELINQUENCY INFORMATION
                                                                  ----------------------------------------------------------------------
                                                                    % of         % of Aggregate
                                                                                 Required Payoff        No. Of       Aggregate Required
                                                                  Contracts          Amount            Accounts        Payoff Amounts
                                                                  ----------------------------------------------------------------------
        1.   Current                                                    97.96%            97.85%            71,777        922,065,608.36
             31-60 days                                                  2.04%             2.15%             1,495         20,265,505.67
             61-90 days                                                  0.00%             0.00%                 0                  0.00
             91-120 days                                                 0.00%             0.00%                 0                  0.00
             121-150 days                                                0.00%             0.00%                 0                  0.00
             151-180 days                                                0.00%             0.00%                 0                  0.00
             180+days                                                    0.00%             0.00%                 0                  0.00

                         Total Delinquency                             100.00%           100.00%            73,272        942,331,114.03

        2.   Delinquent Scheduled Payments:

             Beginning of Collection Period                                                                   0.00
             End of Collection Period                                                                 6,005,872.87
                                                                                                   ---------------

                         Change in Delinquent Scheduled Payments                                      6,005,872.87

     C. DEFAULTED CONTRACT INFORMATION

        1.   Aggregate Contract Balance on Defaulted Contracts                                                0.00
        2.   Liquidation Proceeds (or other cash collections on Defaulted contracts) received                 0.00
                                                                                                   ---------------
             Current period reported net losses                                                               0.00

        3.   Cumulative Reported Net Losses                                                                   0.00
        4.   Cumulative Net Loss Ratio                                                                      0.0000%
        5.   Cummlative Net Loss Trigger                                                                    0.5000%

VII. MISCELLANEOUS INFORMATION

     A. SERVICER ADVANCE BALANCE

        1.   Opening Servicer Advance Balance                                                                 0.00
        2.   Current Period Servicer Advance                                                          6,005,872.87
        3.   Recoveries of prior Servicer Advances                                                            0.00
                                                                                                   ---------------
        4.   Ending Servicer Advance Balance                                                          6,005,872.87
        5.   Unreimbursed Servicer Advances                                                                   0.00

     B. RESERVE ACCOUNT

         1.  Opening Reserve Account                                                                 68,068,551.35

         2.  Deposit from the Collection Account                                                      4,496,654.84

         3.  Withdrawals from the Reserve Account                                                             0.00

         4.  Investment Earnings.                                                                             0.00

         5.  Investment Earnings Distributions to the Depositor                                               0.00

         6.  Remaining available amount                                                              72,565,206.19

         7.  Specified Reserve Account Balance                                                       72,565,206.19

         8.  Reserve Account Surplus/(Shortfall)                                                              0.00

         9.  Distribution of Reserve Account Surplus to the Depositor                                         0.00

        10.  Ending Reserve Account Balance                                                          72,565,206.19

        11.  Reserve Account deficiency                                                                       0.00

        12.  Reserve Account Floor                                                                   30,252,689.50

     C. OTHER RELATED INFORMATION

         1.  Discount Rate                                                               5.8890%

         2.  Life to Date Prepayment (CPR)                                               9.6972%

         3.  Life to Date Substitutions:

             a. Prepayments                                                       0.00

             b. Defaults                                                          0.00

         4.  If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:                                                                                             N/A

         5.  Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:                                                                                             N/A

         6.  Any material breaches of pool assets representations or warranties or transaction covenants:                                             Accounts were 60+ days delinquent as of the Cutoff Date

         7.  Information regarding pool asset substitutions and repurchase:                                                                                                                        5,157,165.59

         8.  Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures
             used to originate, acquire, or select new pool assets:                                                                                                                                        N/A

        D1.  Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
        1    Unreimbursed Servicer Advances;
        2    Servicing Fee;
        3    a. Class A-1 Note Interest Distribution
             b. Class A-2 Note Interest Distribution
             c. Class A-3 Note Interest Distribution
             d. Class A-4 Note Interest Distribution;
        4    Class B Note Interest Distribution;
        5    Class C Note Interest Distribution;
        6    Class D Note Interest Distribution;
        7    Class A-1 Note Principal Distribution;
        8    Class A-2 Note Principal Distribution;
        9    Class A-3 Note Principal Distribution;
        10   Class A-4 Note Principal Distribution;
        11.  Class B Note Principal Distribution;
        12   Class C Note Principal Distribution;
        13   Class D Note Principal Distribution;
        14   Class A-1 Note Reallocated Principal Distribution
        15   Class A-2 Note Reallocated Principal Distribution;
        16   Class A-3 Note Reallocated Principal Distribution;
        17   Class A-4 Note Reallocated Principal Distribution;
        18.  Class B Note Reallocated Principal Distribution;
        19   Class C Note Reallocated Principal Distribution;
        20   Class D Note Reallocated Principal Distribution;
        21   Deposit to the Reserve Account;
        22   Any amounts owing to the Trustees; and
        23   Remainder to the holder of the equity certificate.

        D2.  Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
        1    Unreimbursed Servicer Advances;
        2    Servicing Fee;
        3    a. Class A-1 Note Interest Distribution
             b. Class A-2 Note Interest Distribution
             c. Class A-3 Note Interest Distribution
             d. Class A-4 Note Interest Distribution;
        4    Class B Note Interest Distribution;
        5    Class C Note Interest Distribution;
        6    Class D Note Interest Distribution;
        7    Class A-1 Note Principal Distribution;
        8    Class A-2 Note Principal Distribution;
        9    Class A-3 Note Principal Distribution;
        10   Class A-4 Note Principal Distribution;
        11.  Class B Note Principal Distribution;
        12   Class C Note Principal Distribution;
        13   Class D Note Principal Distribution;
        14   Deposit to the Reserve Account;
        15   Any amounts owing to the Trustees; and
        16   Remainder to the holder of the equity certificate.

     E. DELINQUENCY, NET LOSSES AND CPR HISTORY

        ------------------------------------------------------------------------------------------------------------------------------
                             % of                  % of                   % of                    % of                   % of
                           Aggregate             Aggregate              Aggregate              Aggregate               Aggregate
                        Required Payoff       Required Payoff        Required Payoff        Required Payoff         Required Payoff
                            Amounts               Amounts                Amounts                Amounts                 Amounts
        Collection
           Periods    31-60 Days Past Due   61-90 Days Past Due   91-120 Days Past Due   121-150 Days Past Due   151-180 Days Past Due
        ------------------------------------------------------------------------------------------------------------------------------

        ------------------------------------------------------------------------------------------------------------------------------
          03/31/06           2.15%                 0.00%                  0.00%                  0.00%                   0.00%
          02/28/06           0.00%                 0.00%                  0.00%                  0.00%                   0.00%
        ------------------------------------------------------------------------------------------------------------------------------

        ------------------------------------------------------------------------
         Collection       Monthly Net           Monthly Net
           Month        Loss Percentage           Losses                 LTD CPR
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------
          March-06          0.000%                 0.00                   9.70%
        February-06         0.000%                 0.00                  10.75%
        ------------------------------------------------------------------------

        Accounts 180+  are deemed  to be defaulted

        CITEC 2006-VT1 Statistical Information by Business Units
        ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
        Coll. Period     Portfolio Name           CPB ($)                 RPA ($)      Cumulative Gross Losses ($)   Cumulative Net Losses ($)   Cum. Gross Losses %   Cum. Net Losses %     LTD CPR
        ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
              03/31/06 Avaya Portfolio           180,318,112.24       180,937,177.54                          0.00                        0.00                 0.00%               0.00%        11.31%
              03/31/06 DFS Portfolio             529,523,300.48       533,992,372.77                          0.00                        0.00                 0.00%               0.00%        10.34%
              03/31/06 Other                     226,483,828.44       227,401,563.72                          0.00                        0.00                 0.00%               0.00%         6.83%

                         Totals                  936,325,241.16       942,331,114.03                          0.00                        0.00                 0.00%               0.00          9.70%

        ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
        Coll. Period     Portfolio Name       Delq. Current %        Delq 31-60 %              Delq 61-90 %               Delq 91-120 %            Delq 121-150 %        Delq 151-180 %    Delq 180+ %
        ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
              03/31/06 Avaya Portfolio.                  98.38%                1.62%                          0.00                        0.00                  0.00               0.00          0.00
              03/31/06 DFS Portfolio                     97.57%                2.43%                          0.00                        0.00                  0.00               0.00          0.00
              03/31/06 Other                             98.08%                1.92%                          0.00                        0.00                  0.00               0.00          0.00

                           Totals                        97.85%                2.15%                          0.00                        0.00                  0.00               0.00          0.00

        ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
        Coll. Period     Portfolio Name        Delq. Current      No.of Delq Current           Delq 31-60                No. of Delq 31-60           Delq 61-90        No. of Delq 61-90   Delq 91-120   No. of Delq 91-120   Delq 121-150   No. of Delq 121-150   Delq 151-180   No. of Delq 151-180   Delq 180+   No. of Delq 180+
        ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
              03/31/06 Avaya Portfolio.          178,007,519.00                6,771                  2,929,658.54                         142                  0.00                   0          0.00                    0           0.00                     0           0.00                     0        0.00                  0
              03/31/06 DFS Portfolio             521,028,814.19               49,401                 12,963,558.58                       1,052                  0.00                   0          0.00                    0           0.00                     0           0.00                     0        0.00                  0
              03/31/06 Other                     223,029,275.17               15,605                  4,372,288.55                         301                  0.00                   0          0.00                    0           0.00                     0           0.00                     0        0.00                  0

                           Totals                922,065,608.36               71,777                 20,265,505.67                       1,495                  0.00                0.00          0.00                 0.00           0.00                  0.00           0.00                  0.00        0.00               0.00